INVENTORIES - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 598,160	$ 577,799	$ 575,154
Work in process	17,701	37,351	15,803
Finished goods	62,427	133	1,215
Total	$ 678,288	$ 615,283	$ 592,172